Angel Oak Mortgage Trust 2020-3 ABS-15G

Exhibit 99.12

Client Name:
Client Project Name:	AOMT 2020-3
Start - End Dates:	10/09/2018 - 03/06/2020
Deal Loan Count:	142

Conditions Report 2.0

Loans in Report:	142
Loans with Conditions:	89

91 - Total Active Conditions
91 - Non-Material Conditions
16 - Credit Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
5 - Category: Credit/Mtg History
2 - Category: DTI
2 - Category: Income/Employment
5 - Category: Terms/Guidelines
75 - Compliance Review Scope
56 - Category: Federal Consumer Protection
1 - Category: RESPA
2 - Category: State Rate Spread
2 - Category: Texas Home Equity
14 - Category: TILA/RESPA Integrated Disclosure
106 - Total Satisfied Conditions

33 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Application
5 - Category: Credit/Mtg History
6 - Category: Income/Employment
6 - Category: Insurance
6 - Category: Legal Documents
5 - Category: Terms/Guidelines
2 - Category: Title
10 - Property Valuations Review Scope
9 - Category: Appraisal
1 - Category: FEMA
63 - Compliance Review Scope
20 - Category: Ability to Repay/Qualified Mortgage
7 - Category: Documentation
2 - Category: Federal Higher-Priced
1 - Category: RESPA
7 - Category: Right of Rescission
1 - Category: State Consumer Protection
2 - Category: Texas Home Equity
23 - Category: TILA/RESPA Integrated Disclosure
3 - Total Waived Conditions

3 - Credit Review Scope
1 - Category: Assets
1 - Category: Credit/Mtg History
1 - Category: LTV/CLTV

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